Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Summary of Other operating expense
Other operating (income) expense, net is comprised of the following:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Gain on transfer of a portion of shares of Sony Payment Services *1	-	(19,763)	-
(Gain) loss on purchase/sale of interests in subsidiaries and associates, net	(4,318)	(6,905)	(18,426)
(Gain) loss on sale, disposal or impairment of assets, net *2	(417)	(4,675)	16,102
Other	(7,286)	1,939	(6,917)

	(12,021)	(29,404)	(9,241)

*1	Refer to Note 8.
*2	Refer to Notes 9 and 11.